Subsequent Events	3 Months Ended
Mar. 31, 2023
Nature of Operations and Going Concern [Abstract]
Subsequent Events
14.	Subsequent Events

i)	On April 3, 2023, the Company issued 1,500,000 common shares pursuant the Senay Lithium property option agreement and 83,333 common shares pursuant the Trix Lithium property option agreement;
ii)	On April 5, 2023, the Company issued 1,300,000 common shares pursuant the Rose West Lithium property option agreement to acquire a 100% interest in the property;
iii)	On May 26, 2023, the Company granted 2,000,000 stock options at an exercise price of $0.59 and granted 550,000 RSU’s to certain officers, directors and consultants of the Company. Both the stock options and RSU’s vest immediately and are subject to the statutory four month hold period; and
iv)	During May and June, 2023, the Company closed a private placement of 1,912,231 flow-through (“FT”) shares for gross proceeds of $1,220,000, by issuing 573,770 Quebec FT shares priced at $0.61 per share and 1,338,461 national FT shares priced at $0.65 per share.